CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	86,771,203	84,672,258
Common Stock, Shares Outstanding	86,771,203	84,672,258